Investments	12 Months Ended
Mar. 31, 2018
Held for Trading
Investments

5. Investments, held for trading

The portfolio of trading securities as of March 31, 2017 and March 31, 2018 was as follows:

	As of March 31, 2017
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value
	(In millions)
Government of India securities	Rs.	18,230.8	Rs.	38.5	Rs.	1.5	Rs.	18,267.8
Other corporate/financial institution securities		17,106.4		5.1		15.6		17,095.9

Total	Rs.	35,337.2	Rs.	43.6	Rs.	17.1	Rs.	35,363.7

	As of March 31, 2018
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value
	(In millions)
Government of India securities	Rs.	25,962.2	Rs.	19.0	Rs.	8.0	Rs.	25,973.2
Other corporate/financial institution securities		49,982.3		62.8		0.4		50,044.7

Total debt securities	Rs.	75,944.5	Rs.	81.8	Rs.	8.4	Rs.	76,017.9
Other securities (including mutual fund units)		91,488.6		7.4		—		91,496.0

Total	Rs.	167,433.1	Rs.	89.2	Rs.	8.4	Rs.	167,513.9

Total	US$	2,571.5	US$	1.4	US$	0.1	US$	2,572.8

Available-for-Sale Securities
Investments

6. Investments, available for sale

The portfolio of available for sale securities as of March 31, 2017 and March 31, 2018 was as follows:

	As of March 31, 2017
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value
	(In millions)

Government of India securities	Rs.	1,528,484.8	Rs.	35,196.3	Rs.	2,811.3	Rs.	1,560,869.8
State government securities		90,652.8		5,537.0		—		96,189.8
Credit substitutes (see note 8)		419,320.5		957.9		737.8		419,540.6
Other corporate/financial institution bonds		10,653.0		83.5		12.1		10,724.4

Debt securities, other than asset and mortgage-backed securities		2,049,111.1		41,774.7		3,561.2		2,087,324.6
Mortgage-backed securities		114.1		5.9		—		120.0
Asset-backed securities		22,472.2		214.1		353.3		22,333.0
Other securities (including mutual fund units)		1,062.0		641.5		95.5		1,608.0

Total	Rs.	2,072,759.4	Rs.	42,636.2	Rs.	4,010.0	Rs.	2,111,385.6

Securities with gross unrealized losses							Rs.	431,324.6
Securities with gross unrealized gains								1,680,061.0

							Rs.	2,111,385.6

	As of March 31, 2018
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value
	(In millions)

Government of India securities	Rs.	1,748,761.0	Rs.	9,169.5	Rs.	16,843.9	Rs.	1,741,086.6
State government securities		123,426.9		2,349.7		729.0		125,047.6
Government securities outside India		4,223.8		—		6.8		4,217.0
Credit substitutes (see note 8)		325,159.3		495.3		1,623.1		324,031.5
Other corporate/financial institution bonds		8,226.0		0.1		59.0		8,167.1

Debt securities, other than asset and mortgage-backed securities		2,209,797.0		12,014.6		19,261.8		2,202,549.8
Mortgage-backed securities		82.2		2.8		0.1		84.9
Asset-backed securities		18,966.5		62.9		358.7		18,670.7
Other securities (including mutual fund units)		993.2		412.8		0.4		1,405.6

Total	Rs.	2,229,838.9	Rs.	12,493.1	Rs.	19,621.0	Rs.	2,222,711.0

Total	US$	34,247.3	US$	191.9	US$	301.4	US$	34,137.8

Securities with gross unrealized losses							Rs.	1,174,762.5
Securities with gross unrealized gains								1,047,948.5

							Rs.	2,222,711.0

							US$	34,137.8

AFS investments of Rs. 1,657,059.6 million and Rs. 1,866,134.2 million (US$ 28,661.3 million) as of March 31, 2017 and March 31, 2018, respectively, are eligible towards the Bank’s statutory liquidity reserve requirements. These balances are subject to withdrawal and usage restrictions towards the reserve requirements, but may be freely traded by the Bank. Of these investments, Rs. 1,200,857.2 million as of March 31, 2017 and Rs. 1,354,027.6 million (US$ 20,796.0 million) as of March 31, 2018, were kept as margins for clearing, collateral borrowing and lending obligation (CBLO), real time gross settlement (RTGS), with the Reserve Bank of India and other financial institutions.

The Bank evaluated the impaired investments and has fully recognized an expense of Rs. 54.9 million, Rs. 13.4 million and Rs. 149.1 million (USD 2.3 million) as other than temporary impairment in fiscal year 2016, 2017 and 2018, respectively, because the Bank intends to sell the securities before recovery of their amortized cost. The Bank is of the opinion that the other unrealized losses on its investments in equity and debt securities as of March 31, 2018 are temporary in nature. As of March 31, 2017 and March 31, 2018, the Bank did not hold any debt securities with credit losses for which a portion of other-than-temporary impairment was recognized in other comprehensive income.

The gross unrealized losses and fair value of available for sale securities at March 31, 2017 was as follows:

	As of March 31, 2017
	Less Than 12 Months				12 Months or Greater				Total
	Fair Value		Unrealized Losses		Fair Value		Unrealized Losses		Fair Value		Unrealized Losses
					(In millions)

Government of India securities	Rs.	234,685.5	Rs.	2,811.3	Rs.	—	Rs.	—	Rs.	234,685.5	Rs.	2,811.3
Credit substitutes (see note 8)		178,908.2		737.8		—		—		178,908.2		737.8
Other corporate/financial institution bonds		3,521.0		12.1		—		—		3,521.0		12.1

Debt securities, other than asset and mortgage-backed securities		417,114.7		3,561.2		—		—		417,114.7		3,561.2
Mortgage-backed securities		—		—		—		—		—		—
Asset-backed securities		9,149.5		257.9		4,929.6		95.4		14,079.1		353.3
Other securities (including mutual fund units)		130.8		95.5		—		—		130.8		95.5

Total	Rs.	426,395.0	Rs.	3,914.6	Rs.	4,929.6	Rs.	95.4	Rs.	431,324.6	Rs.	4,010.0

The gross unrealized losses and fair value of available for sale securities at March 31, 2018 was as follows:

	As of March 31, 2018
	Less Than 12 Months				12 Months or Greater				Total
	Fair Value		Unrealized Losses		Fair Value		Unrealized Losses		Fair Value		Unrealized Losses
					(In millions)
Government of India securities	Rs.	540,941.5	Rs.	8,852.9	Rs.	342,621.5	Rs.	7,991.0	Rs.	883,563.0	Rs.	16,843.9
State government securities		31,940.1		729.0		—		—		31,940.1		729.0
Government securities outside India		4,217.0		6.8		—		—		4,217.0		6.8
Credit substitutes (see note 8)		159,026.1		1,002.8		73,734.9		620.3		232,761.0		1,623.1
Other corporate/financial institution bonds		4,057.2		51.8		4,109.6		7.2		8,166.8		59.0

Debt securities, other than asset and mortgage-backed securities		740,181.9		10,643.3		420,466.0		8,618.5		1,160,647.9		19,261.8
Mortgage-backed securities		57.0		0.1		—		—		57.0		0.1
Asset-backed securities		8,331.9		213.1		5,706.1		145.6		14,038.0		358.7
Other securities (including mutual fund units)		19.6		0.4		—		—		19.6		0.4

Total	Rs.	748,590.4	Rs.	10,856.9	Rs.	426,172.1	Rs.	8,764.1	Rs.	1,174,762.5	Rs.	19,621.0

Total	US$	11,497.3	US$	166.8	US$	6,545.4	US$	134.6	US$	18,042.7	US$	301.4

The contractual residual maturity of available for sale debt securities other than asset and mortgage-backed securities as of March 31, 2018 is set out below:

	As of March 31, 2018
	Amortized Cost		Fair Value		Fair Value
	(In millions)
Within one year	Rs.	557,314.1	Rs.	557,374.5	US$	8,560.5
Over one year through five years		548,402.5		552,077.4		8,479.1
Over five years through ten years		762,418.9		754,268.7		11,584.5
Over ten years		341,661.5		338,829.2		5,204.0

Total	Rs.	2,209,797.0	Rs.	2,202,549.8	US$	33,828.1

The contractual residual maturity of available for sale mortgage-backed and asset-backed securities as of March 31, 2018 is set out below:

	As of March 31, 2018
	Amortized Cost		Fair Value		Fair Value
	(In millions)
Within one year	Rs.	9,939.6	Rs.	9,779.0	US$	150.2
Over one year through five years		8,987.0		8,802.4		135.2
Over five years through ten years		19.3		19.3		0.3
Over ten years		102.8		154.9		2.4

Total	Rs.	19,048.7	Rs.	18,755.6	US$	288.1

Gross realized gains and gross realized losses from sale of available for sale securities and dividends and interest on such securities are set out below:

	Fiscal year ended March 31,
	2016		2017		2018		2018
	(In millions)
Gross realized gains on sale	Rs.	5,942.0	Rs.	10,108.2	Rs.	11,433.8	US$	175.6
Gross realized losses on sale		(296.0)		(502.0)		(580.6)		(8.9)

Realized gains (losses), net		5,646.0		9,606.2		10,853.2		166.7
Dividends and interest		136,062.4		154,618.6		158,209.2		2,429.9

Total	Rs.	141,708.4	Rs.	164,224.8	Rs.	169,062.4	US$	2,596.6

Held-to-maturity Securities
Investments	7. Investments, held to maturity There were no HTM securities as of March 31, 2017 and March 31, 2018.